Voya High Yield Bond Fund N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA FUNDS TRUST
Entity Central Index Key	0001066602
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 31, 2025